File No. 333-215163

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 2, 2017

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.   [   ]

Post-Effective Amendment No.  1

JNL Variable Fund LLC
(Exact Name of Registrant as Specified in Charter)

(517) 381-5500
(Registrant's Area Code and Telephone Number)

225 West Wacker Drive
Suite 1200
Chicago, Illinois 60606
(Address of Principal Executive Offices and Mailing Address)

With copies to:

SUSAN S. RHEE, ESQ. JNL Variable Fund LLC Vice President, Counsel & Secretary 1 Corporate Way Lansing, Michigan 48951	PAULITA PIKE, ESQ. Ropes & Gray LLP 191 North Wacker Drive Chicago, Illinois 60606

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.

This Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.
Title of securities being registered: Class A and Class B shares of beneficial interest in the series of the registrant designated as the JNL/Mellon Capital JNL 5 Fund.
No filing fee is required because the registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 333-68105 and 811-09121).

JNL VARIABLE FUND LLC

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Letter to Contract Owners*

Notice of Special Meeting*

Contract Owner Voting Instructions*

Part A - Proxy Statement/Prospectus*

Part B - Statement of Additional Information*

Part C - Other Information

Signature Page

Exhibits

*Incorporated by reference from Registrant's Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on December 19, 2016, and as revised and subsequently filed in definitive form pursuant to Rule 497 on January 26, 2017 (Form No. 333- 215163) (the "Registration Statement").

Explanatory Note

This post-effective amendment is being filed solely for the purpose of including in the Registration Statement the opinion of Ropes & Gray LLP as to tax matters (Exhibit 12) for the reorganization of the JNL/Mellon Capital S&P® 24 Fund into the JNL/Mellon Capital JNL 5 Fund.

PART C
OTHER INFORMATION
Item 15.  Indemnification
Article VI of the Registrant's Operating Agreement provides the Registrant shall indemnify each current and former member of its Board and each of its officers (including persons who serve at the Registrant's request as directors, officers or managers of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise and each current and former Member's and officer's and such other person's heirs, executors and administrators) (each hereinafter referred to as a "Covered Person") against all judgments, fines, settlements and expenses to the fullest extent authorized, and in the manner permitted, by applicable federal and state law, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil, criminal, administrative or investigative, and any appeal therefrom, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person.

The Registrant shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent permitted, by applicable federal and state law. For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. The Registrant shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Registrant. The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to managers, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a manager, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such manager, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, managers or employees of the Registrant.

Item 16. Exhibits

(1)		Certificate of Formation of Registrant, dated October 15, 1998.[1]

(2)		Amended and Restated Operating Agreement of Registrant, dated December 3, 2014.[11]

(3)		Not Applicable

(4)		Plan of Reorganization; filed as Appendix A to the Combined Proxy Statement and Prospectus set forth in Part A to this Registration Statement on Form N-14.

(5)		Provisions of instruments defining the rights of holders of the securities being registered are contained in the Registrant's Amended and Restated Operating Agreement (Exhibit (2)).

(6) (a)		Jackson National Asset Management, LLC ("JNAM")

	(i)	Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[7]

	(ii)	Amendment, effective April 29, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[7]

	(iii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[8]

	(iv)	Amendment, effective September 16, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[8]

	(v)	Amendment, effective June 4, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[10]

	(vi)	Amendment, effective September 15, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[10]

	(vii)	Amendment, effective April 27, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[11]

	(viii)	Amendment, effective July 1, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[12]

	(ix)	Amendment, effective September 28, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[12]

	(x)	Amendment, effective April 25, 2016, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[13]

	(xi)	Amendment, effective April 24, 2017, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[14]

(b)		Mellon Capital Management Corporation ("Mellon Capital")

	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[7]

	(ii)	Amendment, effective February 20, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[7]

	(iii)	Amendment, effective April 29, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[7]

	(iv)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[8]

	(v)	Amendment, effective September 16, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[8]

	(vi)	Amendment, effective December 17, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[9]

	(vii)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[10]

	(viii)	Amendment, effective September 15, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[10]

	(ix)	Amendment, effective April 27, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[11]

	(x)	Amendment, effective July 1, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[12]

	(xi)	Amendment, effective September 28, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[12]

	(xii)	Amendment, effective April 25, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[13]

	(xiii)	Amendment, effective August 31, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[14]

	(xiv)	Amendment, effective September 19, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[14]

	(xv)	Amendment, effective April 24, 2017, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[14]

(7)	(i)	Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC ("JNLD"), executed as of November 30, 2012, effective April 29, 2013.[7]

	(ii)	Amendment, effective May 30, 2013, to Amended and Restated Distribution Agreement between Registrant and JNLD, effective April 29, 2013.[8]

	(iii)	Amendment, effective September 16, 2013, to Amended and Restated Distribution Agreement between Registrant and JNLD, effective April 29, 2013.[8]

	(iv)	Amendment, effective June 4, 2014, to Amended and Restated Distribution Agreement between Registrant and JNLD, effective April 29, 2013.[10]

	(v)	Amendment, effective September 15, 2014, to Amended and Restated Distribution Agreement between Registrant and JNLD, effective April 29, 2013.[10]

	(vi)	Amendment, effective April 27, 2015, to Amended and Restated Distribution Agreement between Registrant and JNLD, effective April 29, 2013.[11]

	(vii)	Amendment, effective September 28, 2015, to Amended and Restated Distribution Agreement between Registrant and JNLD, effective April 29, 2013.[12]

	(viii)	Amendment, effective April 25, 2016, to Amended and Restated Distribution Agreement between Registrant and JNLD, effective April 29, 2013.[13]

	(ix)	Amendment, effective October 1, 2016, to Amended and Restated Distribution Agreement between Registrant and JNLD, effective April 29, 2013.[14]

	(x)	Amendment, effective April 24, 2017, to Amended and Restated Distribution Agreement between Registrant and JNLD, effective April 29, 2013.[14]

(8)		Not Applicable.

(9) (a)	(i)	Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A. ("JPMorgan Chase"), dated August 12, 2009.[2]

	(ii)	International Proxy Voting Addendum dated August 12, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[2]

	(iii)	Mutual Fund Rider dated August 12, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[2]

	(iv)	Amendment, dated September 28, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[2]

	(v)	Amendment, dated May 1, 2010, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[3]

	(vi)	Amendment, dated October 11, 2010, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[4]

	(vii)	Amendment, effective April 29, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[5]

	(viii)	Amendment, effective August 29, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[6]

	(ix)	Amendment, effective October 1, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[6]

	(x)	Amendment, effective December 12, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[6]

	(xi)	Amendment, dated April 30, 2012, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[6]

	(xii)	Amendment, effective August 29, 2012, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[7]

	(xiii)	Amendment, effective April 29, 2013, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[7]

	(xiv)	Amendment, effective September 16, 2013, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[8]

	(xv)	Amendment, effective April 28, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[9]

	(xvi)	Amendment, effective September 2, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[10]

	(xvii)	Amendment, effective September 15, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[10]

	(xviii)	Amendment, effective April 27, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[11]

	(xix)	Amendment, effective June 19, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[12]

	(xx)	Amendment, effective July 1, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[12]

	(xxi)	Amendment, effective September 28, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[12]

	(xxii)	Amendment, effective April 25, 2016, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[13]

	(xxiii)	Amendment, effective April 24, 2017, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[14]

(b)	(i)	Custody Agreement between State Street Bank and Trust Company ("State Street") and JNL Series Trust, dated December 30, 2010.[12]

	(ii)	Amendment, effective September 2, 2014, to the Custody Agreement between State Street and JNL Series Trust, dated December 30, 2010.[12]

(iii)
Amendment, dated April 27, 2015, to Custody Agreement between State Street and JNL Series Trust, dated December 30, 2010, to add Registrant; other additional registered investment companies ("RICs"); and JNL/AB Dynamic Asset Allocation Fund Ltd. and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. (collectively, "Cayman Entities") as parties.[12]

	(iv)	Amendment, effective September 28, 2015, to Custody Agreement between State Street, JNL Series Trust, Registrant, RICs and Cayman Entities, dated December 30, 2010.[12]

	(v)	Amendment, dated April 25, 2016, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010.[13]

	(vi)	Amendment, effective September 19, 2016, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010.[14]

	(vii)	Amendment, effective April 24, 2017, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010.[14]

(10) (a)	(i)	Rule 12b-1 Plan, dated April 29, 2013.[7]

	(ii)	Amendment, effective May 30, 2013, to Rule 12b-1 Plan, dated April 29, 2013.[8]

	(iii)	Amendment, effective September 16, 2013, to Rule 12b-1 Plan, dated April 29, 2013.[8]

	(iv)	Amendment, effective June 4, 2014, to Rule 12b-1 Plan, dated April 29, 2013.[10]

	(v)	Amendment, effective September 15, 2014, to Rule 12b-1 Plan, dated April 29, 2013.[10]

	(vi)	Amendment, effective April 27, 2015, to Rule 12b-1 Plan, dated April 29, 2013.[11]

	(vii)	Amendment, effective September 28, 2015, to Rule 12b-1 Plan, dated April 29, 2013.[12]

	(viii)	Amendment, effective April 25, 2016, to Rule 12b-1 Plan, dated April 29, 2013.[13]

	(ix)	Amendment, effective October 1, 2016, to Rule 12b-1 Plan, dated April 29, 2013.[14]

	(x)	Amendment, effective April 24, 2017, to Rule 12b-1 Plan, dated April 29, 2013.[14]

(b)	(i)	Multiple Class Plan, dated April 29, 2013.[7]

	(ii)	Amendment, effective September 16, 2013, to Multiple Class Plan, dated April 29, 2013.[8]

	(iii)	Amendment, effective September 15, 2014, to Multiple Class Plan, dated April 29, 2013.[10]

	(iv)	Amendment, effective April 27, 2015, to Multiple Class Plan, dated April 29, 2013.[11]

	(v)	Amendment, effective September 28, 2015, to Multiple Class Plan, dated April 29, 2013.[12]

	(vi)	Amendment, effective April 25, 2016, to Multiple Class Plan, dated April 29, 2013.[13]

	(vi)	Amendment, effective April 24, 2017, to Multiple Class Plan, dated April 29, 2013.[14]

(11)
Opinion and Consent of Counsel regarding legality of shares being registered, incorporated by reference to Registrant's Registration Statement filed on Form N-14, incorporated by reference to Registrant's Registration Statement filed on Form N-14 on December 19, 2016.

(12)		Opinion and Consent of Counsel regarding tax matters and consequences to members discussed in the Prospectus/Proxy Statement, attached hereto.

(13) (a)	(i)	Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[6]

	(ii)	Amendment, effective April 29, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[7]

	(iii)	Amendment, effective May 30, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[8]

	(iv)	Amendment, effective September 5, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[8]

	(v)	Amendment, effective September 16, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[8]

	(vi)	Amendment, effective June 4, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[10]

	(vii)	Amendment, effective September 15, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[10]

	(viii)	Amendment, effective April 27, 2015, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[11]

	(ix)	Amendment, effective September 28, 2015, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[12]

	(x)	Amendment, effective October 1, 2015, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[12]

	(xi)	Amendment, effective April 25, 2016, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[13]

	(xii)	Amendment, effective April 24, 2017, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[14]

(b)		Amended and Restated Anti-Money Laundering Agreement between Registrant and Jackson National Life Insurance Company, dated November 27, 2012.[7]

(c)		Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016.[13]

(d)
Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016.[13]

(e)	(i)
Master InterFund Lending Agreement, dated as April 27, 2015, by and among the series listed of the Registrant, JNL Series Trust, JNL Investors Series Trust, JNL Strategic Income Fund LLC, Jackson Variable Series Trust and Curian Series Trust and JNAM and Curian Capital LLC.[11]

	(ii)	Amendment, effective February 2, 2016, to Master Interfund Lending Agreement dated April 27, 2015.[13]

(f)	(i)	Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012.[6]

	(ii)	Amendment, effective April 29, 2013, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012.[7]

	(iii)	Amendment, effective September 16, 2013, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012.[8]

	(iv)	Amendment, effective September 15, 2014, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012.[10]

	(v)	Amendment, effective April 27, 2015, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012.[11]

	(vi)	Amendment, effective September 28, 2015 to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012.[12]

	(vii)	Amendment, effective April 25, 2016, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012.[13]

	(viii)	Amendment, effective April 24, 2017, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012.[14]

(14)		Consent of Independent Registered Public Accounting Firm, incorporated by reference to Registrant's Registration Statement filed on Form N-14 on December 19, 2016.

(15)		None.

(16)		Powers of Attorney, dated September 19, 2016.[14]

(17)		Form of Proxy Card and Voting Instruction Card, incorporated by reference to Registrant's Registration Statement filed on Form N-14 on December 19, 2016.

[1]
Incorporated by reference to Registrant's initial registration statement on Form N-1A (333-68105; 811-09121) ("Registration Statement") filed with the Securities and Exchange Commission ("SEC") on November 30, 1998.

[2]	Incorporated by reference to Registrant's Post-Effective Amendment No. 22 to Registration Statement filed with the SEC on December 18, 2009.
[3]	Incorporated by reference to Registrant's Post-Effective Amendment No. 25 to Registration Statement filed with the SEC on April 29, 2010.
[4]	Incorporated by reference to Registrant's Post-Effective Amendment No. 26 to Registration Statement filed with the SEC on October 8, 2010.
[5]	Incorporated by reference to Registrant's Post-Effective Amendment No. 27 to Registration Statement filed with the SEC on April 29, 2011.
[6]	Incorporated by reference to Registrant's Post-Effective Amendment No. 29 to Registration Statement filed with the SEC on April 26, 2012.
[7]	Incorporated by reference to Registrant's Post-Effective Amendment No. 31 to Registration Statement filed with the SEC on April 26, 2013.
[8]	Incorporated by reference to Registrant's Post-Effective Amendment No. 33 to Registration Statement filed with the SEC on September 13, 2013.
[9]	Incorporated by reference to Registrant's Post-Effective Amendment No. 35 to Registration Statement filed with the SEC on April 25, 2014.
[10]	Incorporated by reference to Registrant's Post-Effective Amendment No. 38 to Registration Statement filed with the SEC on September 12, 2014.
[11]	Incorporated by reference to Registrant's Post-Effective Amendment No. 40 to Registration Statement filed with the SEC on April 24, 2015.
[12]	Incorporated by reference to Registrant's Post-Effective Amendment No. 42 to Registration Statement filed with the SEC on September 25, 2015.
[13]	Incorporated by reference to Registrant's Post-Effective Amendment No. 44 to Registration Statement filed with the SEC on April 22, 2016.
[14]	Incorporated by reference to Registrant's Post-Effective Amendment No. 46 to Registration Statement filed with the SEC on April 21, 2017.

Item 17.  Undertakings
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3) The Registrant agrees to file an executed copy of the opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

SIGNATURES
As required by the Securities Act of 1933, as amended (the "1933 Act"), this Registration Statement has been signed on behalf of the Registrant, in the City of Lansing and the State of Michigan on the 2nd day of May 2017.

JNL VARIABLE FUND LLC
/s/ Susan S. Rhee
Susan S. Rhee
Vice President, Counsel, and Secretary

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Michael J. Bouchard by Susan S. Rhee*	May 2, 2017
Michael J. Bouchard
Manager

/s/ Ellen Carnahan by Susan S. Rhee*	May 2, 2017
Ellen Carnahan
Manager

/s/ William J. Crowley, Jr. by Susan S. Rhee*	May 2, 2017
William J. Crowley, Jr.
Manager

/s/ Michelle Engler by Susan S. Rhee*	May 2, 2017
Michelle Engler
Manager

/s/ John W. Gillespie by Susan S. Rhee*	May 2, 2017
John W. Gillespie
Manager

/s/ Richard D. McLellan by Susan S. Rhee*	May 2, 2017
Richard D. McLellan
Manager

/s/ Mark D. Nerud by Susan S. Rhee*	May 2, 2017
Mark D. Nerud
President and Manager

/s/ Daniel W. Koors by Susan S. Rhee*	May 2, 2017
Daniel W. Koors
Treasurer and Chief Financial Officer (Principal Financial Officer)

/s/ William R. Rybak by Susan S. Rhee*	May 2, 2017
William R. Rybak
Manager

/s/ Edward C. Wood by Susan S. Rhee*	May 2, 2017
Edward C. Wood
Manager

/s/ Patricia A. Woodworth by Susan S. Rhee*	May 2, 2017
Patricia A. Woodworth
Manager

*Signed by Susan S. Rhee, Attorney In Fact, pursuant to power of attorney filed herewith.

EXHIBIT LIST

Exhibit Number	Exhibit Description
(12)	Opinion and Consent of Counsel regarding tax matters and consequences to members discussed in the Prospectus/Proxy Statement